Research and Development Revenue (Tables)	6 Months Ended
Jun. 30, 2023
Research and Development Revenue [Abstract]
Schedule of Revenues Disaggregated	For the three and six months ended June 30, 2023 and 2022, the Company’s revenues disaggregated by the major sources was as follows (in thousands):
	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
BARDA	$4,020	$6,255	$8,963	$11,963
Other U.S governmental authorities	231	135	366	271
Total revenue	$4,251	$6,390	$9,329	$12,234